Other Non-Current Assets	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Other Non-Current Assets
11.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31, 2018	December 31, 2017
Equity securities	19	20
Long-term State receivables	391	417
Deposits and other non-current assets	42	38

Total	452	475

Long-term State receivables include receivables related to funding and receivables related to tax refund. Funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects. Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.

In 2018 and 2017, the Company entered into a factoring transaction to accelerate the realization in cash of some non-current assets. As at December 31, 2018, $122 million of the non-current assets were sold without recourse, compared to $118 million as at December 31, 2017, with a financial cost of less than $1 million for both periods.